Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 109,495	$ 137,603
Restricted cash and investments	71,097	87,506
Marketable securities	1,390	1,235
Trade accounts receivable, net	14,567	23,702
Related party receivables	10,103	9,055
Other receivables	16,227	14,860
Inventories	42,432	57,505
Voyages in progress	31,167	54,097
Prepaid expenses and accrued income	7,690	4,311
Investment in finance lease	2,249	2,156
Total current assets	306,417	392,030
Long term assets
Newbuildings	27,624	26,913
Vessels and equipment, net	278,280	282,946
Vessels and equipment under capital lease, net	868,384	893,089
Investment in unconsolidated subsidiaries and associated companies	51,073	40,633
Deferred charges	1,103	1,236
Investment in finance lease	50,784	51,374
Total assets	1,583,665	1,688,221
Current liabilities
Short-term debt and current portion of long-term debt	22,022	20,700
Current portion of obligations under capital leases	51,485	52,070
Related party payables	3,356	53,948
Trade accounts payable	5,329	5,975
Accrued expenses	35,946	43,744
Deferred charter revenue	173	2,840
Other current liabilities	6,024	7,344
Total current liabilities	124,335	186,621
Long-term debt	456,276	463,292
Obligations under capital leases	881,068	898,490
Deferred gains on sales of vessels	2,257	2,575
Other long-term liabilities	7,534	6,094
Total liabilities	1,471,470	1,557,072
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	911	821
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(4,164)	(4,155)
Retained deficit	(564,521)	(545,766)
Total equity attributable to Frontline Ltd.	101,001	119,675
Noncontrolling interest	11,194	11,474
Total equity	112,195	131,149
Total liabilities and equity	$ 1,583,665	$ 1,688,221